Basic and Diluted Net Loss Per Share - Schedule of Shares of Common Stock Equivalents Excluded from Computation of Diluted Net Loss Per Share (Details) (10-K) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total common stock equivalents	142,704,792	166,130,883	158,543,623	165,647,549
Common Stock Warrants [Member]
Total common stock equivalents	100,958,031	127,434,122	118,046,862	127,434,122
Common Stock Options [Member]
Total common stock equivalents	40,496,761	38,696,761	40,496,761	38,213,427